Supplement to the
Fidelity Freedom K® Funds
May 30, 2013
Prospectus

Strategic Advisers may modify the target asset allocation strategy for the Fidelity Freedom K® Funds and modify the selection of underlying Fidelity funds for any Fidelity Freedom K® Fund from time to time. Fidelity® Series 1000 Value Index Fund, Fidelity® Series Blue Chip Growth Fund, Fidelity Series Growth Company Fund, and Fidelity Series Small Cap Discovery Fund have been added to the selection of underlying funds. Each Fidelity Freedom K® Fund is expected to cease its investments in Fidelity Blue Chip Growth Fund, Fidelity Growth Company Fund, Fidelity Series Large Cap Value Fund, Fidelity Small Cap Growth Fund, and Fidelity Small Cap Value Fund over time. Effective August 1, 2013, Fidelity Series Mega Cap Fund revised its investment objective to seek a high total return through a combination of current income and capital appreciation and eliminated its current policy to invest at least 80% of its assets in common stocks of companies with mega market capitalizations. In addition to other related policy changes, the fund also changed its name to "Fidelity Series Growth & Income Fund." Effective on or about January 1, 2014, a new target asset allocation strategy for the Fidelity Freedom K® Funds took effect. On or about September 26, 2013, Strategic Advisers began transitioning fund assets to achieve the desired target allocations. The modified asset allocation strategy is expected to result in changes to acquired fund fees and expenses reflected in each fund's fee table, which have been updated accordingly in the fee tables below. Commensurate with this change, on or about January 1, 2014, Strategic Advisers replaced the MSCI EAFE Index with the MSCI ACWI ex US Index as a component of each fund's composite benchmark.

The following information replaces similar information for Fidelity Freedom K® Income Fund found in the "Fund Summary" section beginning on page 3 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expensesA	0.40%
Total annual fund operating expensesB	0.45%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 46
3 years	$ 144
5 years	$ 252
10 years	$ 567

Principal Investment Strategies

  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to a stable target asset allocation of approximately:

The following information supplements similar information for Fidelity Freedom K® Income Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 5.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Freedom K® Income Fund found in the "Fund Summary" section under the heading "Purchase and Sale of Shares" on page 5.

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which Fidelity provides recordkeeping services or that already have a qualifying investment in other Fidelity funds. Plan participants may purchase shares only if shares are eligible for sale and available through their plan.

FF-K-14-02  March 31, 2014
1.900382.118

The following information replaces similar information for Fidelity Freedom K® 2000 Fund found in the "Fund Summary" section beginning on page 6 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expensesA	0.40%
Total annual fund operating expensesB	0.45%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 46
3 years	$ 144
5 years	$ 252
10 years	$ 567

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2000).

The following information supplements similar information for Fidelity Freedom K® 2000 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 8.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Freedom K® 2000 Fund found in the "Fund Summary" section under the heading "Purchase and Sale of Shares" on page 8.

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which Fidelity provides recordkeeping services or that already have a qualifying investment in other Fidelity funds. Plan participants may purchase shares only if shares are eligible for sale and available through their plan.

The following information replaces similar information for Fidelity Freedom K® 2005 Fund found in the "Fund Summary" section beginning on page 9 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expensesA	0.45%
Total annual fund operating expensesB	0.50%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 51
3 years	$ 160
5 years	$ 280
10 years	$ 628

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2005).

The following information supplements similar information for Fidelity Freedom K® 2005 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 11.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Freedom K® 2005 Fund found in the "Fund Summary" section under the heading "Purchase and Sale of Shares" on page 11.

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which Fidelity provides recordkeeping services or that already have a qualifying investment in other Fidelity funds. Plan participants may purchase shares only if shares are eligible for sale and available through their plan.

The following information replaces similar information for Fidelity Freedom K® 2010 Fund found in the "Fund Summary" section beginning on page 12 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expensesA	0.49%
Total annual fund operating expensesB	0.54%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 55
3 years	$ 173
5 years	$ 302
10 years	$ 677

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2010).

The following information supplements similar information for Fidelity Freedom K® 2010 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 14.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Freedom K® 2010 Fund found in the "Fund Summary" section under the heading "Purchase and Sale of Shares" on page 14.

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which Fidelity provides recordkeeping services or that already have a qualifying investment in other Fidelity funds. Plan participants may purchase shares only if shares are eligible for sale and available through their plan.

The following information replaces similar information for Fidelity Freedom K® 2015 Fund found in the "Fund Summary" section beginning on page 16 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expensesA	0.52%
Total annual fund operating expensesB	0.57%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 58
3 years	$ 183
5 years	$ 318
10 years	$ 714

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2015).

The following information supplements similar information for Fidelity Freedom K® 2015 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 18.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Freedom K® 2015 Fund found in the "Fund Summary" section under the heading "Purchase and Sale of Shares" on page 18.

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which Fidelity provides recordkeeping services or that already have a qualifying investment in other Fidelity funds. Plan participants may purchase shares only if shares are eligible for sale and available through their plan.

The following information replaces similar information for Fidelity Freedom K® 2020 Fund found in the "Fund Summary" section beginning on page 20 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expensesA	0.54%
Total annual fund operating expensesB	0.59%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 60
3 years	$ 189
5 years	$ 329
10 years	$ 738

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2020).

The following information supplements similar information for Fidelity Freedom K® 2020 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 22.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Freedom K® 2020 Fund found in the "Fund Summary" section under the heading "Purchase and Sale of Shares" on page 22.

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which Fidelity provides recordkeeping services or that already have a qualifying investment in other Fidelity funds. Plan participants may purchase shares only if shares are eligible for sale and available through their plan.

The following information replaces similar information for Fidelity Freedom K® 2025 Fund found in the "Fund Summary" section beginning on page 23 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expensesA	0.57%
Total annual fund operating expensesB	0.62%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 63
3 years	$ 199
5 years	$ 346
10 years	$ 774

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2025).

The following information supplements similar information for Fidelity Freedom K® 2025 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 25.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Freedom K® 2025 Fund found in the "Fund Summary" section under the heading "Purchase and Sale of Shares" on page 25.

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which Fidelity provides recordkeeping services or that already have a qualifying investment in other Fidelity funds. Plan participants may purchase shares only if shares are eligible for sale and available through their plan.

The following information replaces similar information for Fidelity Freedom K® 2030 Fund found in the "Fund Summary" section beginning on page 26 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expensesA	0.62%
Total annual fund operating expensesB	0.67%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 68
3 years	$ 214
5 years	$ 373
10 years	$ 835

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2030).

The following information supplements similar information for Fidelity Freedom K® 2030 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 28.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Freedom K® 2030 Fund found in the "Fund Summary" section under the heading "Purchase and Sale of Shares" on page 28.

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which Fidelity provides recordkeeping services or that already have a qualifying investment in other Fidelity funds. Plan participants may purchase shares only if shares are eligible for sale and available through their plan.

The following information replaces similar information for Fidelity Freedom K® 2035 Fund found in the "Fund Summary" section beginning on page 29 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expensesA	0.63%
Total annual fund operating expensesB	0.68%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 69
3 years	$ 218
5 years	$ 379
10 years	$ 847

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2035).

The following information supplements similar information for Fidelity Freedom K® 2035 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 31.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Freedom K® 2035 Fund found in the "Fund Summary" section under the heading "Purchase and Sale of Shares" on page 31.

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which Fidelity provides recordkeeping services or that already have a qualifying investment in other Fidelity funds. Plan participants may purchase shares only if shares are eligible for sale and available through their plan.

The following information replaces similar information for Fidelity Freedom K® 2040 Fund found in the "Fund Summary" section beginning on page 33 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expensesA	0.63%
Total annual fund operating expensesB	0.68%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 69
3 years	$ 218
5 years	$ 379
10 years	$ 847

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2040).

The following information supplements similar information for Fidelity Freedom K® 2040 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 35.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Freedom K® 2040 Fund found in the "Fund Summary" section under the heading "Purchase and Sale of Shares" on page 35.

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which Fidelity provides recordkeeping services or that already have a qualifying investment in other Fidelity funds. Plan participants may purchase shares only if shares are eligible for sale and available through their plan.

The following information replaces similar information for Fidelity Freedom K® 2045 Fund found in the "Fund Summary" section beginning on page 36 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expensesA	0.64%
Total annual fund operating expensesB	0.69%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 70
3 years	$ 221
5 years	$ 384
10 years	$ 859

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2045).

The following information supplements similar information for Fidelity Freedom K® 2045 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 38.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Freedom K® 2045 Fund found in the "Fund Summary" section under the heading "Purchase and Sale of Shares" on page 38.

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which Fidelity provides recordkeeping services or that already have a qualifying investment in other Fidelity funds. Plan participants may purchase shares only if shares are eligible for sale and available through their plan.

The following information replaces similar information for Fidelity Freedom K® 2050 Fund found in the "Fund Summary" section beginning on page 39 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expensesA	0.64%
Total annual fund operating expensesB	0.69%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 70
3 years	$ 221
5 years	$ 384
10 years	$ 859

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2050).

The following information supplements similar information for Fidelity Freedom K® 2050 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 41.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Freedom K® 2050 Fund found in the "Fund Summary" section under the heading "Purchase and Sale of Shares" on page 41.

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which Fidelity provides recordkeeping services or that already have a qualifying investment in other Fidelity funds. Plan participants may purchase shares only if shares are eligible for sale and available through their plan.

The following information replaces similar information for Fidelity Freedom K® 2055 Fund found in the "Fund Summary" section beginning on page 42 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Acquired fund fees and expensesA	0.64%
Total annual fund operating expensesB	0.69%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 70
3 years	$ 221
5 years	$ 384
10 years	$ 859

Principal Investment Strategies

  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2055).

The following information supplements similar information for Fidelity Freedom K® 2055 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 44.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information replaces similar information for Fidelity Freedom K® 2055 Fund found in the "Fund Summary" section under the heading "Purchase and Sale of Shares" on page 44.

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which Fidelity provides recordkeeping services or that already have a qualifying investment in other Fidelity funds. Plan participants may purchase shares only if shares are eligible for sale and available through their plan.

The following disclosure replaces similar disclosure found in the "Investment Details" section under the heading "Principal Investment Strategies" on page 45.

Strategic Advisers allocates the assets of each Fidelity Freedom K® Fund (Fidelity Freedom K® 2000 Fund, Fidelity Freedom K® 2005 Fund, Fidelity Freedom K® 2010 Fund, Fidelity Freedom K® 2015 Fund, Fidelity Freedom K® 2020 Fund, Fidelity Freedom K® 2025 Fund, Fidelity Freedom K® 2030 Fund, Fidelity Freedom K® 2035 Fund, Fidelity Freedom K® 2040 Fund, Fidelity Freedom K® 2045 Fund, Fidelity Freedom K® 2050 Fund, and Fidelity Freedom K® 2055 Fund) among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative over time. Each fund's name refers to the approximate retirement year of the investors for whom the fund's asset allocation strategy is designed. For example, Fidelity Freedom K® 2055 Fund, which is designed for investors planning to retire around the year 2055, has a relatively aggressive target asset allocation, with a substantial portion of its assets invested in domestic equity funds and international equity funds and a modest portion of its assets invested in bond funds. By contrast, Fidelity Freedom K® 2000 Fund, which has reached its target retirement year, has a conservative target asset allocation, with less than half of its assets invested in domestic equity funds and international equity funds and the majority of its assets invested in bond funds and short-term funds.

The following table contains guidelines designed to help investors select an appropriate Fidelity Freedom K® Fund. The guidelines are based on the year in which the investor anticipates his or her retirement to begin and assume that the investor will withdraw the value of his or her account in the fund gradually after retirement. The guidelines may not be appropriate for an investor who anticipates his or her retirement to begin significantly earlier or later than age 65 even if such investor retires on or near a fund's approximate target date. There may be other considerations relevant to fund selection. Investors should select the fund that best meets their individual circumstances and investment goals.

Approximate Retirement Year	Fund
Retired before 1998	Fidelity Freedom K® Income Fund
1998 - 2002	Fidelity Freedom K® 2000 Fund
2003 - 2007	Fidelity Freedom K® 2005 Fund
2008 - 2012	Fidelity Freedom K® 2010 Fund
2013 - 2017	Fidelity Freedom K® 2015 Fund
2018 - 2022	Fidelity Freedom K® 2020 Fund
2023 - 2027	Fidelity Freedom K® 2025 Fund
2028 - 2032	Fidelity Freedom K® 2030 Fund
2033 - 2037	Fidelity Freedom K® 2035 Fund
2038 - 2042	Fidelity Freedom K® 2040 Fund
2043 - 2047	Fidelity Freedom K® 2045 Fund
2048 - 2052	Fidelity Freedom K® 2050 Fund
2053 - 2057	Fidelity Freedom K® 2055 Fund

The following disclosure replaces similar disclosure found in the "Investment Details" section under the heading "Principal Investment Strategies" on page 47.

The following chart illustrates how each Fidelity Freedom K® Fund's approximate asset allocation among domestic equity funds, international equity funds, bond funds, and short-term funds is expected to change over time. The Fidelity Freedom K® Funds' actual target asset allocations may differ from this illustration.

When the target asset allocation of a Fidelity Freedom K® Fund with a target retirement date matches Fidelity Freedom K® Income Fund's target asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom K® Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom K® Income Fund.

The following disclosure supplements the similar disclosure found in the "Investment Details" section under the heading "Domestic Equity Funds" beginning on page 47.

Fidelity Series 1000 Value Index Fund seeks to provide investment results that correspond to the total return of stocks of large capitalization United States companies.

Geode normally invests at least 80% of the fund's assets in common stocks included in the Russell 1000® Value Index. The Russell 1000 Value Index is a market capitalization-weighted index of those stocks of the 1,000 largest U.S. domiciled companies that exhibit value-oriented characteristics.

Companies with value characteristics tend to be companies with lower than average price/book (P/B), price/sales (P/S), or price/earnings (P/E) ratios. The stocks of these companies are often called "value" stocks.

A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. Companies whose capitalization falls below this level after purchase continue to be considered to have a large market capitalization. The size of the companies in an index changes with market conditions and the composition of the index.

The fund may not always hold all of the same securities as the Russell 1000 Value Index. Geode may use statistical sampling techniques to attempt to replicate the returns of the Russell 1000 Value Index. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, dividend yield, P/E ratio, P/B ratio, and earnings growth.

The fund may not track the index perfectly because differences between the index and the fund's portfolio can cause differences in performance. In addition, expenses and transaction costs, the size and frequency of cash flows into and out of the fund, and differences between how and when the fund and the index are valued can cause differences in performance.

The fund may lend securities to broker-dealers or other institutions to earn income.

In addition to the principal investment strategies discussed above, Geode may also use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If Geode's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Series Blue Chip Growth Fund seeks growth of capital over the long term.

The Adviser normally invests the fund's assets primarily in common stocks of well-known and established companies.

The Adviser normally invests at least 80% of the fund's assets in blue chip companies. Blue chip companies include companies whose stock is included in the S&P 500® Index or the DJIASM, and companies with market capitalizations of at least $1 billion if not included in either index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment.

The Adviser invests the fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

The Adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, the Adviser may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Series Growth Company Fund seeks capital appreciation.

The Adviser normally invests the fund's assets primarily in common stocks.

The Adviser invests the fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue.

Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

The Adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, the Adviser may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Fidelity® Series Small Cap Discovery Fund seeks long-term growth of capital.

The Adviser normally invests the fund's assets primarily in common stocks.

The Adviser normally invests at least 80% of the fund's assets in securities of companies with small market capitalizations. Although a universal definition of small market capitalization companies does not exist, for purposes of this fund, the Adviser generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000® Index or the S&P SmallCap 600® Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. The size of the companies in each index changes with market conditions and the composition of the index.

The Adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

The Adviser is not constrained by any particular investment style. At any given time, the Adviser may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, the Adviser may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

The following disclosure supplements the existing disclosure for Fidelity Series Equity-Income Fund found in the "Investment Details" section under the heading "Domestic Equity Funds" on page 49.

FMR may also use covered call options as tools in managing the fund's assets. By writing covered call options, FMR sells the option to buy a security held by the fund at a specified price in exchange for a premium.

The following disclosure replaces the similar disclosure for Fidelity Series Mega Cap Fund found in the "Investment Details" section under the heading "Domestic Equity Funds" beginning on page 50.

Fidelity Series Growth & Income Fund seeks high total return through a combination of current income and capital appreciation.

FMR normally invests a majority of the fund's assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the fund's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

The following information replaces similar information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Buying Shares" on page 63.

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) that are recordkept by Fidelity and meet certain minimum asset levels or, if not recordkept by Fidelity, that already hold shares of Fidelity Freedom Funds (funds not offered through this prospectus) and have a qualifying investment of i) $5 million in a Fidelity Freedom Fund, or ii) plan assets that meet certain minimum asset levels set by Fidelity. Shares may also be available to an employer-sponsored retirement plan whose sponsor is involved in a corporate action with a company that sponsors a plan for which Fidelity provides recordkeeping services, in anticipation of a transition to the Fidelity recordkeeping platform. Please contact Fidelity for more information about fund shares.

The following disclosure replaces the similar disclosure found in the "Shareholder Information" section under the heading "Account Policies" on page 64.

Combination with Fidelity Freedom K® Income Fund. Each Fidelity Freedom K® Fund may be combined with Fidelity Freedom K® Income Fund, without a vote of shareholders, if the funds' Board of Trustees determines at the time of the proposed combination that combining the funds is in the best interests of the funds and their shareholders. Prior to a combination, Fidelity will notify shareholders of a Fidelity Freedom K® Fund of the combination and any tax consequences.

The following disclosure replaces the similar disclosure found in the "Shareholder Information" section under the heading "Dividends and Capital Gain Distributions" on page 64.

Each Fidelity Freedom K® Fund normally pays dividends and capital gain distributions in May and December.

The following information supplements the biographical information found in the "Fund Management" section on page 65.

Brett Sumsion is co-manager of each fund, which he has managed since January 2014. He also manages other funds. Prior to joining Fidelity Investments in 2014, Mr. Sumsion worked as a managing director of asset allocation at DuPont Capital Management, Inc. from 2008 to 2013.

In addition, it is expected that the management responsibilities currently assigned to Christopher Sharpe will cease on or before March 31, 2014.